SCHEDULE OF INVESTMENTS

Global Equity Income (in thousands)	SEPTEMBER 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Financials – 1.6%
Bank of Montreal	80	$4,676

Total Canada - 1.6%		$4,676

China
Energy – 1.8%
CNOOC Ltd.	5,477	5,268

Total China - 1.8%		$5,268

France
Energy – 2.0%
Total S.A.(A)	169	5,805

Financials – 2.5%
Axa S.A.	207	3,827
BNP Paribas S.A.	96	3,472

		7,299

Health Care – 1.9%
Sanofi-Aventis	54	5,376

Industrials – 4.3%
Schneider Electric S.A.	67	8,307
Vinci	47	3,902

		12,209

Total France - 10.7%		$30,689

Germany
Communication Services – 1.5%
Deutsche Telekom AG, Registered Shares	259	4,317

Financials – 1.4%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	16	4,021

Utilities – 3.1%
E.ON AG	347	3,824
RWE Aktiengesellschaft	137	5,117

		8,941

Total Germany - 6.0%		$17,279

Hong Kong
Utilities – 1.3%
Guangdong Investment Ltd.	2,378	3,781

Total Hong Kong - 1.3%		$3,781

Indonesia
Financials – 1.3%
PT Bank Mandiri (Persero) Tbk	11,343	3,793

Total Indonesia - 1.3%		$3,793

Ireland
Materials – 1.3%
CRH plc	99	3,593

Total Ireland - 1.3%		$3,593

Italy
Utilities – 2.8%
ENEL S.p.A.	933	8,098

Total Italy - 2.8%		$8,098

Japan
Consumer Discretionary – 1.2%
Subaru Corp.(A)	188	3,646

Financials – 3.0%
ORIX Corp.	340	4,252
Tokio Marine Holdings, Inc.(A)	96	4,187

		8,439

Total Japan - 4.2%		$12,085

Macau
Consumer Discretionary – 1.8%
Sands China Ltd.	1,313	5,090

Total Macau - 1.8%		$5,090

Netherlands
Financials – 1.3%
ING Groep N.V., Certicaaten Van Aandelen	520	3,714

Health Care – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	71	3,336

Total Netherlands - 2.5%		$7,050

Norway
Consumer Staples – 0.8%
Mowi ASA	137	2,440

Total Norway - 0.8%		$2,440

Singapore
Financials – 1.5%
DBS Group Holdings Ltd.	291	4,281

Total Singapore - 1.5%		$4,281

South Korea
Information Technology – 3.7%
Samsung Electronics Co. Ltd.	217	10,781

Total South Korea - 3.7%		$10,781

Switzerland
Financials – 1.5%
Zurich Financial Services, Registered Shares	12	4,344

Health Care – 2.4%
Roche Holdings AG, Genusscheine	20	6,971

Total Switzerland - 3.9%		$11,315

Taiwan
Information Technology – 4.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	907	13,645

Total Taiwan - 4.7%		$13,645

United Kingdom
Consumer Staples – 2.1%
Unilever plc	96	5,908

Financials – 1.4%
3i Group plc	321	4,120

Health Care – 4.4%
AstraZeneca plc	70	7,684
GlaxoSmithKline plc	269	5,042

		12,726

Industrials – 1.3%
BAE Systems plc	597	3,709

Materials – 2.0%
Anglo American plc	239	5,779

Total United Kingdom - 11.2%		$32,242

United States
Communication Services – 3.1%
Verizon Communications, Inc.	150	8,939

Consumer Discretionary – 1.4%
V.F. Corp.	59	4,112

Consumer Staples – 7.7%
Philip Morris International, Inc.	96	7,181
Procter & Gamble Co. (The)	79	10,914
Sysco Corp.	64	3,980

		22,075

Financials – 5.8%
Citigroup, Inc.	154	6,635
KeyCorp	312	3,725
Morgan Stanley	131	6,322

		16,682

Health Care – 4.9%
Amgen, Inc.	32	8,077
CVS Caremark Corp.	106	6,200

		14,277

Industrials – 4.2%
Eaton Corp.	55	5,624
Lockheed Martin Corp.	18	6,716

		12,340

Information Technology – 4.8%
Cisco Systems, Inc.	204	8,054
QUALCOMM, Inc.	48	5,700

		13,754

Materials – 1.4%
Eastman Chemical Co.	53	4,158

Utilities – 2.0%
Exelon Corp.	160	5,736

Total United States - 35.3%		$102,073

TOTAL COMMON STOCKS – 96.4%		$278,179

(Cost: $289,878)

PREFERRED STOCKS

Germany
Consumer Discretionary – 1.5%
Volkswagen AG, 2.260%(B)	27	4,280

Total Germany - 1.5%		$4,280

TOTAL PREFERRED STOCKS – 1.5%		$4,280

(Cost: $4,315)

SHORT-TERM SECURITIES

Money Market Funds(C) – 9.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	12,625	12,625

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.040%(D)	13,923	13,923

		26,548

TOTAL SHORT-TERM SECURITIES – 9.2%		$26,548

(Cost: $26,548)

TOTAL INVESTMENT SECURITIES – 107.1%		$309,007

(Cost: $320,741)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (7.1)%		(20,617)

NET ASSETS – 100.0%		$288,390

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $13,259 are on loan.
(B)	No dividends were paid during the preceding 12 months.
(C)	Rate shown is the annualized 7-day yield at September 30, 2020.
(D)	Investment made with cash collateral received from securities on loan.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$8,939	$4,317	$—
Consumer Discretionary	4,112	8,736	—
Consumer Staples	22,075	8,348	—
Energy	—	11,073	—
Financials	21,358	40,011	—
Health Care	14,277	28,409	—
Industrials	12,340	15,918	—
Information Technology	13,754	24,426	—
Materials	4,158	9,372	—
Utilities	5,736	20,820	—

Total Common Stocks	$106,749	$171,430	$—
Preferred Stocks	—	4,280	—

Short-Term Securities	26,548	—	—

Total	$133,297	$175,710	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$320,741

Gross unrealized appreciation	24,615
Gross unrealized depreciation	(36,349)

Net unrealized depreciation	$(11,734)